Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Bank borrowings
Schedule of bank borrowings

	As of December 31,
	2021	2022
1-year revolving loans denominated in RMB at interest rates of 5.22% (2021: 5.22%) per annum	31,912	18,411
Half-year revolving loans denominated in RMB at interest rates ranging from 3.00% to 5.00% (2021: 3.00% to 6.25%) per annum	26,691	15,896
Revolving service trade loans denominated in HK$ at interest rates ranging from 8.6% to 8.64% (2021: 4.35% to 4.43%) per annum	84	4
3-month revolving loan denominated in RMB at an interest rate of 3.00% (2021: 3.00%) per annum	9,917	7,876
1-year term loans denominated in RMB at interest rates ranging from 3.65% to 4% (2021: 3.85% to 4.50%) per annum	6,926	2,096
	75,530	44,283